Inventories Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2010 Revaluation of Assets [Member]
Raw materials	$ 167	$ 120
Work-in-process	174	174
Finished goods	64	76
Inventory, Gross	405	370
Valuation Reserves	(24)	(6)
Inventory, Net	381	364
Increase in inventory related to fresh-start accounting			$ 26